Consolidated Statements Of Stockholders' Equity (USD $)	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2009	$ 11,194,935	$ 16,607,897	$ 19,881,745	$ (2,884,706)	$ 44,799,871
Net income	0	0	4,445,436	0	4,445,436
Other comprehensive income (loss)	0	0	0	(982,117)	(982,117)
Tax benefits from stock option exercise	0	34,906	0	0	34,906
Cash dividends declared	0	0	(2,985,441)	0	(2,985,441)
Issuance of common stock	177,225	819,867	0	0	997,092
Balance at Sep. 30, 2010	11,372,160	17,462,670	21,341,740	(3,866,823)	46,309,747
Net income	0	0	4,653,473	0	4,653,473
Other comprehensive income (loss)	0	0	0	(166,515)	(166,515)
Tax benefits from stock option exercise	0	40,746	0	0	40,746
Cash dividends declared	0	0	(3,129,902)	0	(3,129,902)
Stock split	11,560,575	(11,560,575)	0	0	0
Issuance costs - stock split	0	(34,205)	0	0	(34,205)
Issuance of common stock	190,675	921,759	0	0	1,112,434
Balance at Sep. 30, 2011	23,123,410	6,830,395	22,865,311	(4,033,338)	48,785,778
Net income	0	0	4,296,745	0	4,296,745
Other comprehensive income (loss)	0	0	0	83,253	83,253
Tax benefits from stock option exercise	0	34,818	0	0	34,818
Cash dividends declared	0	0	(3,257,542)	0	(3,257,542)
Issuance of common stock	229,425	510,453	0	0	739,878
Balance at Sep. 30, 2012	$ 23,352,835	$ 7,375,666	$ 23,904,514	$ (3,950,085)	$ 50,682,930